Annual Total Returns - Materials Portfolio [BarChart] - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-17 - Materials Portfolio - Materials Portfolio	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	20.17%
Annual Return 2013	21.90%
Annual Return 2014	(0.06%)
Annual Return 2015	(8.68%)
Annual Return 2016	11.99%
Annual Return 2017	26.22%
Annual Return 2018	(23.65%)
Annual Return 2019	12.40%
Annual Return 2020	21.78%
Annual Return 2021	31.67%